Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of GAAP net loss to taxable income (loss)
The following reconciles GAAP net loss to taxable income (loss) for the years ending December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
	Estimate	Actual	Actual
GAAP net loss	$(39,395)	$(126,903)	$(2,618)
Less: Taxable REIT subsidiary GAAP net income (loss)	46,765	(9,248)	—
GAAP net income (loss) from REIT operations (1)	7,370	(136,151)	(2,618)
GAAP to tax adjustments:
Depreciation and amortization	11,035	13,969	12,784
Gains and losses from capital transactions	(109,444)	53,699	(108)
Share-based compensation expense	420	1,341	1,319
Deferred compensation distributions	(224)	(1,902)	(687)
Amortization of mortgage loan discount	30	(335)	(772)
Allowance for doubtful accounts	(792)	(761)	282
Vesting of restricted shares and dividends	(274)	(1,175)	(4,521)
Deferred revenue	(578)	(2,525)	3,242
Capitalizable acquisition costs	2,078	11,213	240
Straight line rent	(2,815)	(2,169)	(142)
Interest expense	—	2,338	—
Nontaxable dividend income	(3,346)	(1,986)	—
Other differences	215	192	(19)
Taxable income (loss) before adjustments	(96,325)	(64,252)	9,000
Less: NOL carry forward	—	—	—
Adjusted taxable income subject to 90% dividend requirement	$—	$—	$9,000

(1)	GAAP net income (loss) from REIT operations is net of amounts attributable to noncontrolling interests.

Components of income tax expense (benefit)
The components of income tax expense (benefit) for the years ended December 31, 2012, 2011, and 2010 are as follows (in thousands):

	Year Ended December 31
	2012	2011	2010
Current:	Estimate	Actual	Actual
Federal	$914	$420	$1
State	202	66	1
Total Current	1,116	486	2
Deferred:
Federal	(722)	(363)	—
State	(133)	(67)	—
Total Deferred	(855)	(430)	—
Total income tax expense	$261	$56	$2

Reconciliation of income tax attributable to continuing operations
Consolidated income (loss) subject to tax consists of pretax income or loss of taxable REIT subsidiaries.  For the year ended December 31, 2012, the Company had consolidated losses subject to tax of $41.8 million and during the year ended December 31, 2011, the Company had consolidated income subject to tax of $12.5 million.  The reconciliation of income tax attributable to continuing operations computed at the U.S. statutory rate to income tax benefit is shown below (in thousands):

	2012		2011
	Amount	Percentage	Amount	Percentage
Tax at U.S. statutory rates on consolidated income(loss) subject to tax	$150	34.0%	$4,268	34.0%
State income tax, net of federal tax benefit	40	9.0%	—	—%
Effect of permanent differences	37	8.5%	(3,310)	-26.3%
Excess tax basis of capitalizable transaction costs	—	—%	(902)	-7.2%
Other	34	7.4%	—	—%
Total income tax expense (benefit)	$261	58.9%	$56	0.5%

Reconciliation of cash dividends paid to dividends paid deduction
The following reconciles cash dividends paid with the dividends paid deduction for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
	Estimate	Actual	Actual
Cash dividends paid	$26,306	$16,472	$13,197
Less: Dividends on deferred compensation plan shares	(3)	(3)	(17)
Less: Dividends absorbed by current earnings and profits	—	—	(4,035)
Less: Return of capital	(26,303)	(16,469)	(145)
Dividends paid deduction	$—	$—	$9,000

Distributions paid per common share
The following characterizes distributions paid per common share for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$0.000	0.0%	$0.00	0.0%	$0.23	76.7%
Unrecaptured Section 1250 gain	0.000	0.0%	0.00	0.0%	0.06	20.0%
Return of capital	0.375	100.0%	0.30	100.0%	0.01	3.3%
	$0.375	100.0%	$0.30	100.0%	$0.30	100.0%